Consolidated balance sheet R$ in Thousands, $ in Thousands		Dec. 31, 2019 BRL (R$)		Dec. 31, 2018 BRL (R$)
Current assets
Cash and cash equivalents		R$ 1,403,955		R$ 2,763,050
Financial investments		1,349,666
Accounts receivable		10,477,179		8,104,679
Inventories		61,936		88,551
Taxes recoverable		171,561		65,653
Other receivables		84,099		20,148
Total current assets		13,548,396		11,042,081
Non-current assets
Judicial deposits		5,651		1,511
Accounts receivable		29,943
Prepaid expenses		7,215		968
Investment		1,500
Property and equipment		399,990	[1]	67,104
Intangible assets		589,553		305,614
Total non-current assets		1,033,852		375,197
Total assets		14,582,248		11,417,278
Current liabilities
Payables to third parties		5,326,290		4,324,198
Trade payables		256,281		165,246
Payables to related parties		22,187		30,797
Salaries and social security charges		106,812		73,936
Taxes and contributions	[2]	124,004		80,093
Provision for contingencies		11,849		7,004
Other payables		45,640		29,501
Total current liabilities		5,893,063		4,710,775
Non-current liabilities
Deferred income tax and social contribution		630,950		132,125
Other payables		43,287
Total non-current liabilities		674,237		132,125
Total liabilities		6,567,300		4,842,900
Equity
Share capital		26		26
Capital reserve		5,781,503		5,688,134
Other comprehensive income		(190)		263
Equity valuation adjustments		(22,372)		(7,588)
Retained earnings		2,274,864		909,267
Treasury shares		(41,267)		(39,532)
Equity attributable to equity holders of the parent		7,992,564		6,550,570
Non-controlling interests		22,384		23,806
Total equity		8,014,948		6,574,376
Total liabilities and equity		R$ 14,582,248		R$ 11,417,278

[1]	Net book value of machinery and equipment includes R$340,011 of POS devices. The accumulated depreciation of POS after beginning/ of the membership model was R$15,490
[2]	The PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.